Property and Equipment	12 Months Ended
Nov. 30, 2013
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Property and Equipment
Property and Equipment
Property and equipment consisted of the following (in millions):

	November 30,
	2013		2012
Ships, including ship improvements	$42,367		$40,774
Ships under construction	535		380
	42,902		41,154
Land, buildings and improvements, including leasehold improvements and port facilities	971		901
Computer hardware and software, transportation equipment and other	1,251		1,146
Total property and equipment	45,124		43,201
Less accumulated depreciation and amortization	(12,219)		(11,064)
	$32,905	(a)	$32,137	(a)

(a)
At November 30, 2013 and 2012, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.3 billion, $13.2 billion, $0.3 billion and $0.1 billion and $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.

Ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. Capitalized interest, substantially all on our ships under construction, amounted to $15 million, $17 million and $21 million in 2013, 2012 and 2011, respectively.
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses, were $954 million, $832 million and $830 million in 2013, 2012 and 2011, respectively, and are substantially all included in other ship operating expenses.
During 2012, we wrote-off the net carrying value of Costa Concordia in the amount of €381 million (or $515 million) and received €395 million (or $508 million) of hull and machinery insurance proceeds for the total loss of the ship. As a result, in 2012 we recognized €14 million (or $17 million) of proceeds in excess of the net carrying value of the ship as a reduction of other ship operating expenses. In addition, during 2012 we incurred $28 million for the 2012 Ship Incident related expenses that were not covered by insurance, including a $10 million insurance deductible related to third-party personal injury liabilities. These expenses are principally included in other ship operating expenses. See Note 7 for a discussion of loss contingencies related to the 2012 Ship Incident.
See Note 10 for a discussion regarding ship impairment charges.